Business (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 1,774,332	$ 2,598,864	$ 4,273,012